UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 11, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $133,166 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  csus             003830106        0      515     X    SOLE                      515
McLeod USA                     csus             582266706       35    41339     X    SOLE                    41339
Comdisco Hldg Co Inc Common    csus             200334100     9912   127075     X    SOLE                   127075
Dianon Systems Inc.            csus             252826102     6806   142646     X    SOLE                   142646
Panamerican Beverages          csus             P74823108     3679   177039     X    SOLE                   177039
Ameripath Inc.                 csus             03071D109     3959   184159     X    SOLE                   184159
Dade Behring Common            csus             23342J206     9248   592802     X    SOLE                   592802
Mariner Healthcare Inc.        csus             56845X108     4370   693687     X    SOLE                   693687
Household International        csus             441815107    24151   868440     X    SOLE                   868440
Pharmacia Corp                 csus             71713U102    69449  1661470     X    SOLE                  1661470
Halliburton Co. Jan 20         clus             406216101       25      713     CALL SOLE                      713
Halliburton Co. Jan 22-1/2     clus             406216101        4      713     CALL SOLE                      713
United Defense March 22-1/2    clus             91018B104      190      928     CALL SOLE                      928
Kmart Jan 5 Put                ptus             482584109     1117     2428     PUT  SOLE                     2428
McLeod Warrants                wtus             582266110      221   631600     X    SOLE                   631600